FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of financial assets

	December 31,
	2023	2024	2024
	CNY	CNY	US$

Debt instruments at amortized cost:
Trade receivables: current	—	—	—
Trade receivables: non-current	—	—	—
Financial assets included in other receivables	3	15	2
Financial assets at fair value through other comprehensive income:
Bills receivable	—	—	—

Total	3	15	2

Total current	3	15	2
Total non-current	—	—	—

Schedule of financial liabilities

	December 31,	December 31,	December 31,
	2023	2024	2024
	CNY	CNY	US$

Derivatives not designated as hedging instruments:
Derivative financial liabilities (i)	—	3,996	548
Financial liabilities at amortized cost:
Trade payables	100	280	38
Financial liabilities in other payables and accruals	7,864	3,536	485
Lease liabilities	360	—	—
Due to related companies	9,069	11,361	1,557
Due to the Shareholder	85,673	78,567	10,766

Total	103,066	97,740	13,394

Total current	103,066	19,173	2,628
Total non-current	—	78,567	10,766

(i)	This represents certain warrants issued to institutional investors on February 21, 2024, which was recognized as derivative financial liabilities (not designated as hedging instruments) with a fair value of CNY6,134 (US$843)* on the issue date as the investors have the right to exercise their warrants on a cashless basis. In accordance with IAS 32, a contract settled by a single net payment (generally referred to as net cash-settled or net equity-settled as the case may be) is a financial liability and not an equity instrument. The fair value gain of derivative financial liabilities for the year ended December 31, 2024 was CNY2,138 (US$293).